Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 83	$ 87
Short-term investments and deposits	90	29
Trade receivables	932	966
Inventories	1,226	1,267
Other receivables	225	222
Assets held for sale	169	0
Total current assets	2,725	2,571
Non-current assets
Investments in equity-accounted investees	29	153
Financial assets available for sale	212	253
Deferred tax assets	132	150
Property, plant and equipment	4,521	4,309
Intangible assets	722	824
Other non-current assets	373	292
Total non-current assets	5,989	5,981
Total assets	8,714	8,552
Current liabilities
Short-term credit	822	588
Trade payables	790	644
Provisions	78	83
Liabilities held for sale	43	0
Other current liabilities	595	708
Total current liabilities	2,328	2,023
Non-current liabilities
Long-term debt and debentures	2,388	2,796
Deferred tax liabilities	228	303
Long-term employee provisions	640	576
Provisions	193	185
Other non-current liabilities	7	10
Total non-current liabilities	3,456	3,870
Total liabilities	5,784	5,893
Equity
Total shareholders equity	2,859	2,574
Non-controlling interests	71	85
Total equity	2,930	2,659
Total liabilities and equity	$ 8,714	$ 8,552